Note 4	6 Months Ended
Apr. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]	4. Accumulated depreciation at April 30, 2012 and October 31, 2011 amounted to $77.8 million and $75.4 million, respectively, for our homebuilding property, plant and equipment.